As filed with the Securities and Exchange Commission on May 8, 2014

Securities Act File No. 002-17226

Investment Company Act No. 811-00994

United States

Securities and Exchange Commission

Washington D.C. 20549

Form N-1A

Registration Statement under the Investment Company Act of 1933
Post-effective Amendment No. 102
Registration Statement under the Investment Company Act of 1940
Post-effective Amendment No. 64
(Check appropriate box or boxes)

Burnham Investors Trust
1325 Avenue of the Americas New York, New York 10019 (Address of Principal Executive Offices) Registrant’s Telephone Number; including Area Code: (800) 874-FUND

Jon M. Burnham 1325 Avenue of the Americas, 26th Floor New York, New York 10019 (Name and Address of Agent for Service of Process) Copies of Communications to:
Michael P. Malloy, Esq. Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):
immediately upon filing pursuant to paragraph (b)
on April 30, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(3)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 102 to the Registration Statement of Burnham Investors Trust (the “Trust”) hereby incorporates the Trust’s PEA No. 101 on form N-1A filed on April 30, 2014. This PEA No. 102 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 101 to the Trust’s Registration Statement.

The exhibits filed herewith do not constitute the complete publicly filed disclosure of the Trust and should be used in conjunction with the complete prospectuses of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City and State of New York on this 8th day of May, 2014.

BURNHAM INVESTORS TRUST
By:
Jon M. Burnham
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this post-effective amendment No. 102 to the registration statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE		TITLE	DATE
/s/
Jon M. Burnham		President, Chief Executive Officer, Chairman and Trustee	May 8, 2014
/s/
Pat Colletti		Chief Financial Officer	May 8, 2014
/s/
Thomas N. Calabria /s/ William F. Connell		Secretary	May 8, 2014
William F. Connell* /s/ Bruce Mac Corkindale		Trustee	May 8, 2014
Bruce Mac Corkindale*		Trustee	May 8, 2014
Margaret M. Eisen		Trustee	May 8, 2014
*By:	/s/
Thomas N. Calabria, Attorney-in-fact under powers of attorney filed herein.

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase